Prepaid expenses	12 Months Ended
Dec. 31, 2025
Prepaid Expenses
Prepaid expenses

10.	Prepaid expenses

	2025	2024

Prepaid expenses	669,609	562,141
Advertisements not released (i)	11,814	20,331
Rentals and insurance	89,791	83,603
Incremental costs for obtaining contracts with customers (ii)	215,250	188,269
Contractual prepaid expenses (iii)	324,561	251,181
Other	28,193	18,757

Current portion	(329,362)	(280,851)
Non-current portion	340,247	281,290

(i)	Represent prepaid payments of advertising expenses for products and services of the TIM brand that are recognized in the result according to the period of serving the advertisement.

(ii)	It is substantially represented by incremental costs related to sales commissions paid to partners for obtaining contracts with customers arising from the adoption of IFRS 15, which are deferred to the result in accordance with the term of the contract and/or economic benefit, usually from 1 to 2 years.

(iii)	Represent the costs of installing a neutral network deferred over the term of the contract.